Management compensation (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Management Compensation
Board of directors and executive board compensation	R$ 2,869	R$ 2,491	R$ 3,528
Bonuses	8,315	6,856	5,957
Overall compensation	11,184	9,347	9,485
Share	741	646
Total compensation	R$ 11,925	R$ 9,993	R$ 9,485